Restatement of Previously Issued Financial Statements - Schedule of Impact of Restatement on Cash Flow Statement (Detail) - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Reclassification [Line Items]
Initial Value Of Ordinary Shares Subject To Possible Redemption			$ 0
Change In Initial Value Of Class A Ordinary Shares Subject To Possible Redemption	$ 0	$ 0	0
Previously Reported [Member]
Reclassification [Line Items]
Initial Value Of Ordinary Shares Subject To Possible Redemption			333,685,710
Change In Initial Value Of Class A Ordinary Shares Subject To Possible Redemption	921,790	4,102,250	(3,236,130)
Revision of Prior Period, Adjustment [Member]
Reclassification [Line Items]
Initial Value Of Ordinary Shares Subject To Possible Redemption			(333,685,710)
Change In Initial Value Of Class A Ordinary Shares Subject To Possible Redemption	$ (921,790)	$ (4,102,250)	$ 3,236,130